42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	R$ 1,040,075	R$ 982,073	R$ 1,480,727	R$ 740,131
Bonds and securities	1,341	136,649	294,514
Collaterals and escrow accounts	59,372	1,294	2,000
Dividends receivable	80,815	71,758	40,345
CRC transferred to the State Government of Paraná	167,109	0	111,663
Other current receivables	409,351	306,933	474,889
Income tax and social contribution	501,685	188,952	194,244
Other current recoverable taxes	198,232	67,931	70,725
Related parties	38,835	28,968	19,482
Total current assets	5,701,834	4,237,241	6,821,637
NONCURRENT ASSETS
Other temporary investments	18,727	408,297	0
CRC transferred to the State Government of Paraná	1,349,253	1,522,735	1,271,579
Judicial deposits	582,529	657,603	719,927
Income tax and social contribution	176,480	169,967	94,686
Deferred income tax and social contribution	915,492	814,355	537,562
Other noncurrent recoverable taxes	116,974	131,108	112,902
Related parties	130,156	155,141	192,803
Subtotal	8,607,626	8,313,032	4,951,792
Investments	2,570,643	2,344,512	2,232,484
Property, Plant and Equipment	9,829,450	8,934,303	8,692,682
Intangible Assets	6,452,824	6,459,812	6,145,076
Total noncurrent assets	27,460,543	26,051,659	22,022,034
TOTAL ASSETS	33,162,377	30,288,900	28,843,671
CURRENT LIABILITIES
Payroll, social charges and accruals	313,967	287,797	258,401
Suppliers	1,683,577	1,255,639	1,613,126
Income tax and social contribution payable	86,310	41,454	311,916
Other taxes due	345,487	294,994	340,948
Loans and financing	784,666	1,470,742	308,558
Debentures	1,632,062	1,131,198	924,005
Dividend payable	288,981	266,831	346,007
Post-employment benefits	53,225	47,894	43,323
Other accounts payable	121,405	264,791	135,709
Provisions for legal claims	112,000	0	0
Total current liabilities	6,109,914	5,656,036	4,789,118
NONCURRENT LIABILITIES
Other taxes due	809,576	303,146	257,273
Loans and financing	2,974,839	2,575,551	3,768,502
Debentures	4,438,916	3,659,611	2,759,923
Post-employment benefits	812,878	721,971	551,337
Other accounts payable	72,849	30,525	30,962
Provisions for legal claims	1,400,064	1,273,338	1,494,936
Total noncurrent liabilities	11,541,960	9,654,722	9,574,061
EQUITY
Share capital	7,910,000	7,910,000	6,910,000
Equity valuation adjustments	895,601	998,466	1,177,372	976,964
Legal reserve	844,398	792,716	744,784
TOTAL EQUITY	15,510,503	14,978,142	14,480,492	13,682,780
TOTAL LIABILITIES & EQUITY	33,162,377	30,288,900	28,843,671
Companhia Paranaense de Energia – Copel
CURRENT ASSETS
Cash and cash equivalents	56,833	46,096	25,653	R$ 34,862
Bonds and securities	90	149	168
Collaterals and escrow accounts	129	128	132
Dividends receivable	459,464	485,263	488,187
CRC transferred to the State Government of Paraná	167,109	0	111,663
Other current receivables	8,287	8,736	13,018
Income tax and social contribution	14,055	41,899	154,077
Other current recoverable taxes	276	197	0
Related parties	292,051	116,020	447
Total current assets	998,294	698,488	793,345
NONCURRENT ASSETS
Other temporary investments	18,727	408,297	0
CRC transferred to the State Government of Paraná	1,349,253	1,522,735	1,271,579
Judicial deposits	119,167	153,932	267,411
Income tax and social contribution	158,808	153,216	79,144
Deferred income tax and social contribution	102,236	47,462	100,919
Other noncurrent recoverable taxes	15	15	15
Related parties	219,426	220,661	297,237
Subtotal	1,967,632	2,506,318	2,016,305
Investments	14,987,607	13,965,892	14,057,384
Property, Plant and Equipment	830	630	455
Intangible Assets	1,603	3,168	3,046
Total noncurrent assets	16,957,672	16,476,008	16,077,190
TOTAL ASSETS	17,955,966	17,174,496	16,870,535
CURRENT LIABILITIES
Payroll, social charges and accruals	6,977	5,573	15,436
Related parties	3,936	0	0
Suppliers	2,096	2,225	2,602
Income tax and social contribution payable	2,467	0	0
Other taxes due	476	412	32,617
Loans and financing	322,092	453,288	61,788
Debentures	339,341	351,148	19,497
Dividend payable	267,988	256,426	310,020
Post-employment benefits	57	188	21
Other accounts payable	249	579	232
Provisions for legal claims	112,000	0	0
Total current liabilities	1,057,679	1,069,839	442,213
NONCURRENT LIABILITIES
Other taxes due	2,365	2,075	1,466
Loans and financing	664,020	562,072	969,412
Debentures	876,140	665,951	996,590
Post-employment benefits	3,995	3,517	7,795
Other accounts payable	830	0	0
Provisions for legal claims	143,095	152,944	290,520
Total noncurrent liabilities	1,690,445	1,386,559	2,265,783
EQUITY
Share capital	7,910,000	7,910,000	6,910,000
Equity valuation adjustments	895,601	998,466	1,177,372
Legal reserve	844,398	792,716	744,784
Retained earnings	5,557,843	5,016,916	5,330,383
TOTAL EQUITY	15,207,842	14,718,098	14,162,539
TOTAL LIABILITIES & EQUITY	R$ 17,955,966	R$ 17,174,496	R$ 16,870,535